SCHEDULE OF PROPERTY PLANT & EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total	$ 9,092	$ 9,092
Less: accumulation depreciation	(7,819)	(1,970)
Property and equipment, net	1,273	7,122
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	701	701
Computer Related [Member]
Property, Plant and Equipment [Line Items]
Total	7,220	7,220
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 1,171	$ 1,171